TRANSACTIONS WITH RELATED PARTIES - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Instituto Natura [Member]
Disclosure of transactions between related parties [line items]
Donations associated with sale	R$ 49,800	R$ 55,000
Right-of-use assets [member] | Buildings [member] | Bresco IX [Member]
Disclosure of transactions between related parties [line items]
Purchases of property and other assets related party transaction		47,445
Lease paid		8,786
Right-of-use assets [member] | Buildings [member] | Bresco Logística Fundo de Investimento Imobiliário [Member]
Disclosure of transactions between related parties [line items]
Purchases of property and other assets related party transaction	3,634	4,996
Lease paid	2,258	2,152
Fundo de Investimento Essencial [Member] | Instituto Natura [Member]
Disclosure of transactions between related parties [line items]
Investments	6,994	6,805
Indústria e Comércio de Cosméticos Natura Ltda [member] | Right-of-use assets [member] | Buildings [member] | Bres Itupeva Empreendimentos Imobiliários Ltda. [Member]
Disclosure of transactions between related parties [line items]
Purchases of property and other assets related party transaction	52,742	63,665
Lease paid	R$ 16,549	R$ 15,680